RISK MANAGEMENT (Details 22) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Consolidated Assets	$ 30,508,703	$ 31,901,924
Risk-Weighted Assets	22,151,791	23,195,004
Cash And Due From Banks [Member]
Disclosure of financial assets [line items]
Consolidated Assets	964,030	1,487,137
Risk-Weighted Assets
Transactions Pending Settlement [Member]
Disclosure of financial assets [line items]
Consolidated Assets	157,017	137,190
Risk-Weighted Assets	30,679	41,425
Trading Portfolio Financial Assets [Member]
Disclosure of financial assets [line items]
Consolidated Assets	415,061	632,557
Risk-Weighted Assets	64,799	104,617
Receivables From Repurchase Agreements And Securities Borrowing [Member]
Disclosure of financial assets [line items]
Consolidated Assets	28,524	159,458
Risk-Weighted Assets	7,277	59,703
Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Consolidated Assets	1,461,326	1,615,789
Risk-Weighted Assets	1,094,481	1,203,011
Loans And Receivables From Banks, Net [Member]
Disclosure of financial assets [line items]
Consolidated Assets	70,077	150,568
Risk-Weighted Assets	36,073	123,759
Ext_ Loans And Receivables Category 1 [Member]
Disclosure of financial assets [line items]
Consolidated Assets	19,767,434	20,449,754
Risk-Weighted Assets	17,850,495	18,713,221
Financial Investments Available-For-Sale [Member]
Disclosure of financial assets [line items]
Consolidated Assets	2,653,066	2,054,110
Risk-Weighted Assets	501,656	326,964
Held To Maturity Investments [Member]
Disclosure of financial assets [line items]
Consolidated Assets	202,030	226,422
Risk-Weighted Assets	202,030	226,422
Investments In Other Companies [Member]
Disclosure of financial assets [line items]
Consolidated Assets	10,412	19,967
Risk-Weighted Assets	10,412	19,967
Intangible Assets [Member]
Disclosure of financial assets [line items]
Consolidated Assets	1,605,234	1,657,614
Risk-Weighted Assets	435,991	469,167
Property, Plant And Equipment, Net [Member]
Disclosure of financial assets [line items]
Consolidated Assets	130,579	119,970
Risk-Weighted Assets	130,579	119,970
Current Income Taxes [Member]
Disclosure of financial assets [line items]
Consolidated Assets	238,452	162,410
Risk-Weighted Assets	23,845	16,241
Deferred Income Taxes [Member]
Disclosure of financial assets [line items]
Consolidated Assets	161,109	287,051
Risk-Weighted Assets	16,111	28,705
Other Assets [Member]
Disclosure of financial assets [line items]
Consolidated Assets	444,692	486,047
Risk-Weighted Assets	427,567	388,304
Contingent Loans [Member]
Disclosure of financial assets [line items]
Consolidated Assets	2,199,660	2,255,880
Risk-Weighted Assets	$ 1,319,796	$ 1,353,528